ASSET PURCHASE AGREEMENT (Details)	Jul. 12, 2023 USD ($) shares
ASSET PURCHASE AGREEMENT
Period for generating revenue to cost based on net sales	10 years
Spindle R N A P enzyme platform 1 technology
ASSET PURCHASE AGREEMENT
Cash consideration paid | $	$ 625,000
Number of shares issued as consideration | shares	37,500
Total consideration paid | $	$ 2,014,860
Spindle R N A P enzyme platform 1 technology | Common Shares
ASSET PURCHASE AGREEMENT
Shares issued as contingent consideration on satisfaction of certain revenue milestones | shares	50,000